Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net (loss) income	$ (1,015,579)	$ (1,373,887)	$ 614,120
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	426,992	460,720	498,650
(Gain) loss on disposal of property and equipment	(15,400)	(14,839)	547
Provision for expected credit losses	995,725	1,084,649	1,213,483
Deferred tax benefit	(159,153)	(93,655)	(223,230)
Changes in operating assets and liabilities:
Accounts receivable	(738,705)	(391,851)	(5,049,769)
Notes receivable	142,013	(172,208)	14,694
Advances to suppliers	65,524	(201,638)	(299,526)
Inventories	228,794	(182,119)	460,389
Due from related parties			297,666
Prepaid expenses and other current assets	(181,905)	35,262	(195,641)
Accounts payable	(598,063)	273,650	1,054,719
Advances from customers	(95,754)	(16,578)	294,836
Taxes payable	6,787	(102,435)	639,275
Due to related parties	79,486	(26,077)	85,253
Other payables and other current liabilities	(67,429)	74,527	(39,880)
Net cash used in operating activities	(926,667)	(646,479)	(634,414)
Cash flows from investing activities:
Loans to third parties	(4,515,050)
Purchases of property and equipment	(273,823)	(104,523)	(175,962)
Proceeds from disposal of property and equipment	25,556	17,334	144
Refund of the land use right payment	1,396,668
Purchases of fixed deposits			(2,737,161)
Net cash used in investing activities	(3,366,649)	(87,189)	(2,912,979)
Cash flows from financing activities:
Proceeds from loans	8,393,972	7,969,044	14,461,012
Repayments of loans	(8,435,872)	(7,422,258)	(10,425,427)
Payment of offering costs	(188,119)	(127,300)	(91,238)
Net proceeds from initial public offering	5,368,773
Net cash provided by financing activities	5,138,754	419,486	3,944,347
Effect of foreign exchange rate on cash	(80)	7,262	(27,857)
Net increase (decrease) in cash and restricted cash	845,358	(306,920)	369,097
Cash and restricted cash at the beginning of the year	234,207	541,127	172,030
Cash and restricted cash at the end of the year	1,079,565	234,207	541,127
Reconciliation of cash and restricted cash
Cash	933,826	153,914	76,019
Restricted cash	145,739	80,293	465,108
Total cash and restricted cash shown in the statements of cash flows	1,079,565	234,207	541,127
Supplemental disclosures of cash flow information:
Interest paid	400,617	425,736	375,286
Income taxes paid	53,646	59	167,010
Non-cash transactions:
Reclassification of deferred offering cost	$ 585,755